Share and Other Capital - Disclosure of Change in Stock Options Issued (Details)	1 Months Ended	12 Months Ended
	Sep. 30, 2019 Employee	Dec. 31, 2019 Employee $ / shares	Dec. 31, 2018 Employee $ / shares	Dec. 31, 2017 Employee $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercised, Number (in shares)	(37,100)
Employee Stock Option USD [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance - Beginning of the year, Number (in shares)		888,816	712,415	966,539
Granted, Number (in shares)		335,000	426,000	390,000
Exercised, Number (in shares)		(163,850)
Canceled/Forfeited, Number (in shares)		(6,000)	(249,599)	(643,271)
Expired, Number (in shares)		(100,850)		(853)
Balance - End of period, Number (in shares)		953,116	888,816	712,415
Balance - Beginning of the year, Weighted average exercise price (in US and CAN dollars per share) | $ / shares		$ 3.66	$ 4.66	$ 7.23
Granted, Weighted average exercise price (in US and CAN dollars per share) | $ / shares		2.00	1.74	2.05
Exercised, Weighted average exercise price (in US and CAN dollars per share) | $ / shares		2.42
Canceled/Forfeited, Weighted average exercise price (in US and CAN dollars per share) | $ / shares		13.39	3.23	6.02
Expired, Weighted average exercise price (in US and CAN dollars per share) | $ / shares		2.24		704.88
Balance - End of period, Weighted average exercise price (in US and CAN dollars per share) | $ / shares		$ 3.38	$ 3.66	$ 4.66
Employee Stock Option CAD [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance - Beginning of the year, Number (in shares)		869	1,503	1,858
Canceled/Forfeited, Number (in shares)			(104)
Expired, Number (in shares)		(428)	(530)	(355)
Balance - End of period, Number (in shares)		441	869	1,503
Balance - Beginning of the year, Weighted average exercise price (in US and CAN dollars per share) | $ / shares		$ 743.56	$ 605.84	$ 820.27
Canceled/Forfeited, Weighted average exercise price (in US and CAN dollars per share) | $ / shares			668.65
Expired, Weighted average exercise price (in US and CAN dollars per share) | $ / shares		570.00	367.70	1,728.15
Balance - End of period, Weighted average exercise price (in US and CAN dollars per share) | $ / shares		$ 912.00	$ 743.56	$ 605.84